Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Research and development	$ 770	$ 1,845	$ 3,131
Professional fees	617	537	1,366
Compensation and related expenses	1,043	4,879	3,100
Other	98	187	65
Total accrued expenses	$ 2,528	$ 7,448	$ 7,662